Shareholder Report, Average Annual Return (Details)	2 Months Ended	4 Months Ended	6 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Defiance R2000 Enhanced Options Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				17.97%
Defiance Nasdaq 100 Enhanced Options Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						15.89%
Defiance S&P 500 Enhanced Options Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					15.25%
Defiance S&P 500 Income Target ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			9.17%
Defiance Nasdaq 100 Income Target ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.28%)
Defiance Oil Enhanced Options Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.43%)
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.46%	8.82%	10.83%	37.26%	28.59%	28.23%
Defiance R2000 Enhanced Options & 0DTE Income ETF - at Market [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				18.79%
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF - at Market [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent						16.28%
Defiance S&P 500 Enhanced Options & 0DTE Income ETF - at Market [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					15.25%
Defiance S&P 500 Income Target ETF - at Market [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.08%
Defiance Nasdaq 100 Income Target ETF - at Market [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)
Defiance Oil Enhanced Options Income ETF - at Market [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.27%)